SHAREHOLDERS' EQUITY - Schedule of stock option activity and related information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Options, Outstanding at beginning of year	7,233,044
Options, Granted	353,892
Options, Exercised	(1,868,540)
Options, Forfeited	(6,142)
Outstanding at December 31	5,712,254	7,233,044
Options, Exercisable at December 31	4,586,592
Weighted average exercise price, Outstanding at beginning of year	$ 117.5
Weighted average exercise price, Granted	176.29
Weighted average exercise price, Exercised	113.59
Weighted average exercise price, Forfeited	119.36
Weighted average exercise price, Outstanding at December 31, 2022	122.42	$ 117.5
Weighted average exercise price, Exercisable at December 31, 2022	$ 117.46
Aggregate intrinsic value, Outstanding	$ 367,180	$ 255,250
Aggregate intrinsic value, Exercisable as of December 31, 2022	$ 317,570
Weighted Average Remaining Contractual Life (Years)	2 years 8 months 19 days	2 years 9 months 25 days
Exercisable Weighted Average Remaining Contractual Life (Years)	2 years 7 days